Other Provisions - Schedule of Other Provisions (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Bonuses for employees	€ 1,162	€ 506
Outstanding vacation	263	198
Outstanding invoices	929	936
Costs for financial statements and auditing	143	154
Other provisions	38	30
Total provisions	2,535	€ 1,824
Utilisation [Member]
Statement Line Items [Line Items]
Bonuses for employees	484
Outstanding vacation	187
Outstanding invoices	710
Costs for financial statements and auditing	140
Other provisions	5
Total provisions	1,526
Released [Member]
Statement Line Items [Line Items]
Bonuses for employees
Outstanding vacation
Outstanding invoices	45
Costs for financial statements and auditing	14
Other provisions
Total provisions	59
Additions [Member]
Statement Line Items [Line Items]
Bonuses for employees	1,162
Outstanding vacation	263
Outstanding invoices	775
Costs for financial statements and auditing	143
Other provisions	13
Total provisions	2,356
Difference [Member]
Statement Line Items [Line Items]
Bonuses for employees	(22)
Outstanding vacation	(11)
Outstanding invoices	(27)
Costs for financial statements and auditing
Other provisions
Total provisions	€ (59)